Borrowings - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 10,895,365		$ 364,272	$ 3,099,232
Current portion of noncurrent bills issued	94,798		3,169
Unamortized discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	4,635		$ 155	$ 768
Borrowings From Leasing Companies [Member]
Disclosure of detailed information about borrowings [line items]
Funding from subsidiaries	$ 100,016	$ 3,344
Borrowings maturity	February 2021	February 2021
Borrowings From Leasing Companies [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.02%		5.02%
Borrowings From Leasing Companies [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.89%		6.89%
Short Term Unsecured Revolving Bank Loan And Letters Of Credit [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.70%		0.70%	0.76%
Short Term Unsecured Revolving Bank Loan And Letters Of Credit [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.40%		5.40%	5.10%